Risk management - Regulatory Capital (Details) - EUR (€) € in Millions	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015	Nov. 04, 2015	Apr. 29, 2015	Jan. 29, 2015	Jan. 08, 2015	Dec. 31, 2014
Risk management
CET1 fully loaded ratio	10.84%
Reconciliation of accounting capital with regulatory capital
Subscribed capital	€ 8,068	€ 48	€ 729	€ 7,291	€ 74	€ 7,217	€ 59	€ 128	€ 131	€ 607	€ 6,292
Share premium account	51,053		€ 6,343	44,912		45,001				€ 6,893
Reserves	52,577			49,244
Treasury shares	(22)			(7)		(210)
Attributable profit	6,619			6,204		5,966
Approved dividends	(2,029)			(1,667)		(1,546)
Total equity attributable to owners of parent	116,265			105,978
Valuation Adjustments	(21,777)			(15,039)
Non-controlling interests	12,344			11,761		10,713
TOTAL EQUITY	106,833			102,699		€ 98,753					€ 89,714
Goodwill and intangible assets	(28,537)			(28,405)
Eligible preference shares and preferred securities	7,635			6,469
Accrued dividend	(968)			(802)
Other adjustments	(7,679)			(6,253)
Tier I (Phase-in)	€ 77,283			€ 73,709